PROPERTY, PLANT AND EQUIPMENT - Changes in Carrying Amount of Right-of-use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	€ 68,255	€ 54,148
Additions	74,679	42,053
Disposals	(1,250)	(7,605)
Depreciation	(26,786)	(19,589)	€ (16,833)
Translation differences and other movements	1,473	(752)
Right-of-use assets, end of period	116,371	68,255	54,148
Industrial buildings
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	22,971	18,972
Additions	27,474	16,746
Disposals	(1,231)	(4,597)
Depreciation	(10,445)	(7,933)
Translation differences and other movements	149	(217)
Right-of-use assets, end of period	38,918	22,971	18,972
Plant, machinery and equipment
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	3,396	2,756
Additions	7,529	2,069
Disposals	(2)	0
Depreciation	(2,364)	(1,402)
Translation differences and other movements	10	(27)
Right-of-use assets, end of period	8,569	3,396	2,756
Other assets
Disclosure Of Quantitative Information About Right-of-use Assets [Roll Forward]
Right-of-use assets, beginning of period	41,888	32,420
Additions	39,676	23,238
Disposals	(17)	(3,008)
Depreciation	(13,977)	(10,254)
Translation differences and other movements	1,314	(508)
Right-of-use assets, end of period	€ 68,884	€ 41,888	€ 32,420